Schedule of property and equipment (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 367,751	$ 51,741
Less accumulated depreciation	(58,242)	(31,619)
Property and equipment, net	309,509	20,122
Machinery and Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 316,010
Estimated Useful Life	5 years
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 51,741	$ 51,741
Estimated Useful Life	5 years